Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INTEGRITY FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	if1_SupplementTextBlock

SUPPLEMENT DATED AUGUST 1, 2016

TO THE PROSPECTUS, SUMMARY PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION DESCRIBED BELOW

THE INTEGRITY FUNDS

Integrity Energized Dividend Fund: (Class A) (Ticker: NRGDX); (Class C) (Ticker: NRGUX)

(the “Fund”)

Prospectus dated May 1, 2016 (the “Prospectus”)

Summary Prospectus dated May 4, 2016 (the “Summary Prospectus”)

Statement of Additional Information dated May 1, 2016 (the “SAI”)

A.            Changes to Fund Summary and Summary Prospectus

The (i) Fund Summary included in the Prospectus and (ii) Summary Prospectus for the Fund are revised by:

(a)           under the heading “Principal Risks,” deleting the caption “Sector and Sector Weightings Risk” and the corresponding disclosure in its entirety and replacing it with the following:

“Concentration Risk: To the extent the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or sector and the securities of companies in that industry or sector could react similarly to these or other developments. Since the Fund concentrates in the energy sector, it has more exposure to the price movements of this sector than funds that diversify their investments among many sectors.”

and

(b)         under the heading “Principal Risks,” deleting  the caption “New Fund Risk” and the corresponding disclosure in its entirety and replacing it with the following:

“New Fund Risk:  The Fund was recently formed.  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy.”

Integrity Energized Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	if1_SupplementTextBlock

SUPPLEMENT DATED AUGUST 1, 2016

TO THE PROSPECTUS, SUMMARY PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION DESCRIBED BELOW

THE INTEGRITY FUNDS

Integrity Energized Dividend Fund: (Class A) (Ticker: NRGDX); (Class C) (Ticker: NRGUX)

(the “Fund”)

Prospectus dated May 1, 2016 (the “Prospectus”)

Summary Prospectus dated May 4, 2016 (the “Summary Prospectus”)

Statement of Additional Information dated May 1, 2016 (the “SAI”)

A.            Changes to Fund Summary and Summary Prospectus

The (i) Fund Summary included in the Prospectus and (ii) Summary Prospectus for the Fund are revised by:

(a)           under the heading “Principal Risks,” deleting the caption “Sector and Sector Weightings Risk” and the corresponding disclosure in its entirety and replacing it with the following:

“Concentration Risk: To the extent the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or sector and the securities of companies in that industry or sector could react similarly to these or other developments. Since the Fund concentrates in the energy sector, it has more exposure to the price movements of this sector than funds that diversify their investments among many sectors.”

and

(b)         under the heading “Principal Risks,” deleting  the caption “New Fund Risk” and the corresponding disclosure in its entirety and replacing it with the following:

“New Fund Risk:  The Fund was recently formed.  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy.”